Net Assets - Schedule of Public Offering shares Issued and Net Proceeds (Details) - Public Stock Offering - USD ($)												3 Months Ended	12 Months Ended
	Sep. 01, 2024	Aug. 01, 2024	Jul. 01, 2024	Jun. 01, 2024	May 01, 2024	Apr. 01, 2024	Mar. 01, 2024	Feb. 01, 2024	Jan. 01, 2024	Dec. 01, 2023	Nov. 01, 2023	Sep. 30, 2023	Sep. 30, 2024
Common Class I
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	4,281,633.232	4,415,983.832	3,604,832.795	3,510,784.993	3,923,079.849	4,020,367.842	2,456,196.864	1,705,939.025	9,936,232.788	1,094,615.081	97,680.000		39,047,346.301
Proceeds from private offering	$ 107,554,000	$ 110,753,000	$ 90,553,000	$ 88,437,000	$ 98,666,000	$ 101,193,000	$ 61,552,000	$ 42,683,000	$ 249,101,000	$ 27,442,000	$ 2,442,000	$ 0	$ 980,376,000
Common Class S
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	456,977.977	246,907.329	463,881.516	392,250.097	228,279.932	814,973.864							2,603,270.715
Proceeds from private offering	$ 11,479,000	$ 6,193,000	$ 11,653,000	$ 9,880,000	$ 5,741,000	$ 20,513,000							$ 65,459,000